11. Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Awards Plan Tables
Fair value of options granted
	2005 Plan I	2005 Plan II	2009 Plan	2011 Plan
Grant date	January 31, 2007	September 17, 2007	December 11, 2009	May 23, 2012
Expected life	6.5 years	6.5 years	5.25 years	5.25 years
Risk-free interest rate	4.82%	4.32%	2.94%	0.71%
Expected volatility	75%	75%	100%	82.25%
Expected dividend yield	0%	0%	0%	0%
Forfeiture rate	3%	3%	3%	3%

Summary of option activity
	Number	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Remaining Contractual Term (years)
Outstanding as of January 1, 2013	440,075	$8.59
Add: Granted	-	-
Less: Exercised	-	-
Expired	17,675	$7.07
Forfeited	8,875	$4.56
Outstanding as of December 31, 2013	413,525	$8.74	$-	5.03
Exercisable as of December 31, 2013	308,025	$10.17	$-	4.35

Weighted-average grant-date fair value
	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2013	167,875	$1.92
Add: Granted	-	-
Less: Vested	55,000	$1.92
Forfeited	7,375	$1.92
Non-vested on December 31, 2013	105,500	$1.92

Weighted-average grant-date fair value Expected to vest
	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2013	138,750	$3.58
Add: Granted	10,000	$3.72
Less: Vested	43,750	$3.48
Forfeited	23,750	$4.14
Non-vested on December 31, 2013	81,250	$3.49